Intangible Assets - Summary of Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Schedule Of Amortization Expenses Recognized [Line Items]
Total	$ 4,321	$ 3,595	$ 2,657
Cost of Revenue [Member]
Schedule Of Amortization Expenses Recognized [Line Items]
Total	2,986	2,259	1,588
Selling, General and Administrative [Member]
Schedule Of Amortization Expenses Recognized [Line Items]
Total	$ 1,335	$ 1,336	$ 1,069